INDEPENDENCE ONE EQUITY PLUS FUND
INDEPENDENCE ONE SMALL CAP FUND
INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
(A Portfolio of Independence One(R) Mutual Funds)
Supplement to Prospectus and Statement of Additional Information dated August 31, 1999

The following changes were approved by the Board of Trustees at a regular meeting held on September 15, 1999.

Independence One Equity Plus Fund designated its existing class of Shares as Class Y Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class Y Shares. In addition, Class B Shares were established as an additional class of Shares.

Independence One Small Cap Fund designated its existing class of Shares as Class Y Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class Y Shares.

Independence One International Equity Fund designated its existing class of Shares as Class Y Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class Y Shares.

In addition, on page 12 of the prospectus, please replace the third paragraph under the section, "Through Michigan National Bank or Independence One" with the following:


         "Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day's price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days."


On page 18 of the prospectus, please delete the biography of Derick W. Grembi and replace it with the following:

     "An Investment Committee, associated with the Funds' Adviser, is responsible for portfolio management of the International Equity Fund. The Investment Committee has been managing the International Equity Fund since September 1999." September 15, 1999 Federated Securities Corp., Distributor

CUSIP 453777872
CUSIP 453777831
CUSIP 453777849
G01184-21

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
INDEPENDENCE ONE FIXED INCOME FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
(A Portfolio of Independence One(R) Mutual Funds)
Supplement to Prospectus and Statement of Additional Information dated
     August 31, 1999

The following changes were approved by the Board of Trustees at a regular meeting held on September 15, 1999.

Independence One U.S. Government Securities Fund designated its existing class of Shares as Class Y Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class Y Shares. In addition, Class B Shares were established as an additional class of Shares.

Independence One Fixed Income Fund designated its existing class of Shares as Class Y Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class Y Shares.

Independence One Michigan Municipal Bond Fund designated its existing class of Shares as Class Y Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class Y Shares.

In addition, on page 16 of the prospectus, please replace the third paragraph under the section, "Through Michigan National Bank or Independence One" with the following:


         "Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day's price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days."





                                                              September 15, 1999



Federated Securities Corp., Distributor

CUSIP 453777864
CUSIP 453777856
CUSIP 453777807
                                                                G01184-22 509928



INDEPENDENCE ONE PRIME MONEY MARKET FUND
INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
(A Portfolio of Independence One(R) Mutual Funds)
Supplement to Prospectus and Statement of Additional Information dated August 31, 1999

The following changes were approved by the Board of Trustees at a regular meeting held on September 15, 1999.

Independence One Prime Money Market Fund designated its existing Class A Shares and Class B Shares as Class K Shares and Class Y Shares, respectively. Accordingly, all references to the Fund's Class A Shares and Class B Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class K Shares and Class Y Shares.

Independence One U.S. Treasury Money Market Fund designated its existing class of Shares as Class K Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class K Shares.

Independence One Michigan Municipal Cash Fund designated its existing class of Shares as Class K Shares. Accordingly, all references to the Fund's Shares throughout the Prospectus and Statement of Additional Information should be replaced with Class K Shares.






                                                              September 15, 1999




Federated Securities Corp., Distributor

CUSIP 453777203
CUSIP 453777302
CUSIP 453777708
CUSIP 453777401
                                                                       G01184-23
                                                                          509927